Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Growth Fund - Fidelity Series International Growth Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(3.37%)
Annual Return 2015	4.34%
Annual Return 2016	(3.54%)
Annual Return 2017	30.21%
Annual Return 2018	(10.87%)
Annual Return 2019	35.56%
Annual Return 2020	18.61%
Annual Return 2021	16.61%
Annual Return 2022	(22.88%)
Annual Return 2023	21.73%